Acquisitions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Jan. 04, 2023	Oct. 26, 2022	Jul. 20, 2022
Seas Global Limited [Member]
Acquisitions [Line Items]
Equity interests, percentage			60.00%	100.00%
Tokyo Lifestyle Limited [Member]
Acquisitions [Line Items]
Equity interests, percentage		40.00%		100.00%
Consideration in excess of net liabilities acquired (in Dollars)	$ 3,600,000
Total purchase consideration (in Dollars)	2,840,000
Net liabilities (in Dollars)	$ 740,000
Reiwatakiya [Member]
Acquisitions [Line Items]
Equity interests, percentage			60.00%
Net liabilities (in Dollars)		$ 2,502